Trade receivables	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Trade receivables
10	Trade receivables

	As at 31 March 2021	As at 31 March 2020
Non-current
Trade receivables	1,178	—

	1,178	—
Less: impairment allowances for bad and doubtful debts	—	—

	1,178	—

Non-current
trade receivables represent amounts receivable that is unconditional, recognised pursuant to approval of cost over-run
by the customer (refer note 30(c)) and are expected to be received over a period of 13—25 years. These trade receivables carry an interest rate in the range of 8.25%—10.41% per annum. As these amounts are not due within next twelve months from the end of the reporting date, they are disclosed as non-current.
Trade receivable of INR 236 expected to be realised within twelve months from the end of the reporting date are included in current trade receivables.

	As at 31 March 2021	As at 31 March 2020
Current
Trade receivables (refer notes 44 and 51)	35,364	26,090

	35,364	26,090
Less: impairment allowances for bad and doubtful debts	(562)	(176)

Total	34,802	25,914

Trade receivables other than the current portion of
non
-current
trade receivable explained above are
non-interest
bearing and are generally on terms of
7-60
days
.
Set out below is the movement in the allowance for expected credit losses of trade receivables:

Impairment allowance
As at 1 April 2019	106
Provision for expected credit losses for the year	70

As at 31 March 2020	176
Provision for expected credit losses for the year	386

As at 31 March 2021	562